Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Details) - Financial assets past due but not impaired - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,085	$ 2,317
Residential mortgages
Disclosure of detailed information about financial instruments [line items]
Total loans	831	861
Credit cards, consumer instalment and other personal
Disclosure of detailed information about financial instruments [line items]
Total loans	855	832
Business and government
Disclosure of detailed information about financial instruments [line items]
Total loans	399	624
30 to 89 days
Disclosure of detailed information about financial instruments [line items]
Total loans	1,894	2,131
30 to 89 days | Residential mortgages
Disclosure of detailed information about financial instruments [line items]
Total loans	818	854
30 to 89 days | Credit cards, consumer instalment and other personal
Disclosure of detailed information about financial instruments [line items]
Total loans	689	661
30 to 89 days | Business and government
Disclosure of detailed information about financial instruments [line items]
Total loans	387	616
90 days or more
Disclosure of detailed information about financial instruments [line items]
Total loans	191	186
90 days or more | Residential mortgages
Disclosure of detailed information about financial instruments [line items]
Total loans	13	7
90 days or more | Credit cards, consumer instalment and other personal
Disclosure of detailed information about financial instruments [line items]
Total loans	166	171
90 days or more | Business and government
Disclosure of detailed information about financial instruments [line items]
Total loans	12	8
90 days or more | Securitized Loans
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 13	$ 7